Stock-Based Compensation and Benefit Plans (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Stock Based Compensation

Compensation expense recognized for the issuance of warrants, stock options, restricted stock grants and stock bonuses for the three and six months ended June 30, 2016 and 2015 was as follows:

	Three Months Ended		Six Months Ended
	June 30, 2016	June 30, 2015	June 30, 2016	June 30, 2015
Stock-based compensation costs included in:
Cost of revenue	$53,071	$12,543	$73,672	$16,438
Sales and marketing expenses	51,545	18,938	82,833	31,061
Research and development expenses	44,443	21,706	74,464	39,141
General and administrative expenses	30,377	30,215	77,253	67,668
Total stock-based compensation expense	$179,436	$83,402	$308,222	$154,308

Compensation expense recognized for the issuance of warrants, stock options, restricted stock grants and stock bonuses for the years ended December 31, 2015 and 2014 was as follows:

	Year Ended
	December 31, 2015	December 31, 2014
Stock-based compensation costs included in:
Cost of revenue	$55,774	$21,753
Sales and marketing expenses	91,009	51,803
Research and development expenses	104,851	41,365
General and administrative expenses	191,924	201,255
Total stock-based compensation expense	$443,558	$316,176

Schedule of Fair Values of Stock Options Granted and Assumptions used for Black-Scholes-Merton Option Pricing Model

The estimated fair values of stock options granted and assumptions used for the Black-Scholes option pricing model were as follows:

	Three Months Ended		Six Months Ended
	June 30, 2016	June 30, 2015	June 30, 2016	June 30, 2015
Estimated Fair Value	$20,976	$15,557	$271,484	$100,289
Shares Issuable Under Options Granted	6,668	6,200	106,273	37,200
Expected Term	3 Years	3 Years	3 Years	2 to 3 Years
Expected Dividend	0%	0%	0%	0%
Volatility	69% to 73%	30%	61% to 73%	26% to 30%
Risk Free Interest Rate	0.90% to 1.04%	0.86% to 0.91%	0.90% to 1.31%	0.22% to 1.07%

The estimated fair values of stock options granted and assumptions used for the Black-Scholes option pricing model were as follows:

	Year Ended
	December 31, 2015	December 31, 2014
Estimated Fair Value	$395,252	$339,671
Shares Issuable Under Options Granted	115,150	133,628
Expected Term	2 to 3 Years	2 to 3 Years
Expected Dividend	0%	0%
Volatility	26% to 48%	27% to 29%
Risk Free Interest Rate	0.22% to 1.08%	0.22% to 1.00%

Summary of Stock Option Activity

The following is a summary of stock option activity for the three and six months ended June 30, 2016:

			Weighted
	Number of		Remaining
	Shares Issuable	Weighted Avg.	Contractual	Intrinsic
	Under Options	Exercise Price	Life (Years)	Value
Balance, December 31, 2015	249,951	$19.80	3.95	$-
Granted	99,605	6.07
Exercised	—	—
Forfeited or Expired	(31,295)	12.15
Balance, March 31, 2016	318,261	16.35	3.70	121,741
Granted	6,668	6.78
Exercised	—	—
Forfeited or Expired	(34,549)	16.18
Balance, June 30, 2016	290,380	$16.08	3.82	$82,897
Exercisable at June 30, 2016	183,955	$19.78	3.52	$27,741

Following is a summary of stock option activity in 2015 and 2014:

				Weighted
	Number of			Remaining
	Shares Issuable	Weighted Avg.		Contractual	Intrinsic
	Under Options	Exercise Price		Life (Years)	Value
Balance, December 31, 2013	55,210	$52.35	*
Granted	133,628	22.50
Exercised	-	-
Forfeited or Expired	(8,492)	55.35
Balance, December 31, 2014	180,346	30.15	*	4.05	$61,875
Granted	115,150	13.80
Exercised	-	-
Forfeited or Expired	(45,545)	26.40
Balance, December 31, 2015	249,951	$19.80		3.95	$-
Exercisable at December 31, 2015	175,625	$$22.20		3.72	$-

* Reflects the February 2014 and December 2014 exercise price adjustment.

Schedule of Information with Respect to Common Stock Options Outstanding and Exercisable

Information with respect to stock options outstanding and exercisable as of June 30, 2016:

	Stock Options Outstanding				Options Exercisable
Range of Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life	Weighted Average Price	Aggregate Intrinsic Value	Number Exercisable	Weighted Average Price	Aggregate Intrinsic Value
$5.70 to $9.30	85,584	4.50	$6.19	$82,897	29,274	$6.20	$27,741
$10.50 to $20.25	77,770	4.05	12.72	—	32,751	12.90	—
$22.50 to $60.00	127,026	3.21	24.81	—	121,930	24.89	—
	290,380	3.82	$16.08	$82,897	183,955	$19.78	$27,741

Information with respect to common stock options outstanding and exercisable at December 31, 2015:

	Stock Options Outstanding				Options Exercisable
Range of Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life	Weighted Average Price	Aggregate Intrinsic Value	Number Exercisable	Weighted Average Price	Aggregate Intrinsic Value
$8.25 to $17.25	95,254	4.50	$12.45	$—	34,548	$12.60	$—
$20.25 to $22.50	146,735	3.62	22.50	—	133,644	22.50	—
$60.00	7,962	3.37	60.00	—	7,433	60.00	—
	249,951	3.95	$19.80	$—	175,625	$22.20	$—